Note 11 - Derivatives and Fair Value Disclosures (Tables)	9 Months Ended
Sep. 30, 2012
Schedule of Derivative Instruments in Statement of Financial Position, Fair Value [Table Text Block]

		December 31, 2011	September 30, 2012
Derivatives not designated as hedging instruments	Balance Sheet Location	Liability Derivatives	Liability Derivatives
Interest Rate Swap Agreements	Current liabilities - Fair value of derivatives	—	1,026,410
Interest Rate Swap Agreements	Non current liabilities - Fair value of derivatives	9,401,798	5,913,326
Total derivatives not designated as hedging instruments		9,401,798	6,939,736
Total derivatives		9,401,798	6,939,736

Schedule of Derivative Instruments, Gain (Loss) in Statement of Financial Performance [Table Text Block]

Derivatives not designated as hedging instruments		Nine-month periods ended September 30,
	Location of Gain / (Loss) Recognized	2011	2012
Interest Rate Swap - Reclassification from OCI	Loss on derivatives	(369,045)	(11,830)
Interest Rate Swap - Change in fair value	Loss on derivatives	931,949	2,462,062
Interest Rate Swap - Realized loss	Loss on derivatives	(4,318,849)	(3,603,541)
Foreign Currency Contract - Change in Fair Value	Loss on derivatives	(3,241,345)	—
Foreign Currency Contract - Realized gain	Loss on derivatives	4,236,454	—
Total loss on derivatives		(2,760,836)	(1,153,309)

Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]

		Fair Value Measurements Using
Description	Fair Value as of December 31, 2011	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Liabilities
Interest Rate Swap Agreements	9,401,798	—	9,401,798
Total	9,401,798	—	9,401,798	—

		Fair Value Measurements Using
Description	Fair Value as of September 30, 2012	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Liabilities
Interest Rate Swap Agreements	6,939,736	—	6,939,736
Total	6,939,736	—	6,939,736	—